FIXED ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
FIXED ASSETS

Fixed assets consist of the following:

	March 31, 2016	December 31, 2015
Furniture and fixtures	$873,196	$873,196
Capitalized equipment leases	241,936	241,936
	1,115,132	1,115,132
Less accumulated depreciation and amortization	(556,228)	(497,865)
Property and equipment, net	$558,904	$617,267

Fixed assets are recorded on the basis of cost and depreciated using a straight-line method over the estimated useful lives of fixed assets. Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset’s remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the three months ended March 31, 2016 and 2015 was $58,363 and $52,558, respectively.

Fixed assets consist of the following:

	December 31, 2015	December 31, 2014
Furniture and fixtures	$873,196	$716,457
Capitalized equipment leases	241,936	209,539
	1,115,132	925,996
Less accumulated depreciation and amortization	(497,865)	(263,812)
Property and equipment, net	$617,267	$662,184

Fixed assets are recorded on the basis of cost and depreciated using a straight-line method over the estimated useful lives of fixed assets. Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset’s remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the years ended December 31, 2015 and 2014 was $231,741 and $144,218, respectively.